FAIR VALUE (Tables)	12 Months Ended
Feb. 28, 2015
FAIR VALUE
Schedule of available-for-sale securities measured and recorded at fair value for which there are quoted prices in active markets on a recurring basis

Balance as of February 29, 2012	$361,803

Changes in fair value	34,331
Foreign exchange difference	3,821

Balance as of February 28, 2013	$399,955

Changes in fair value	26,459
Foreign exchange difference	8,861
Disposal	(435,275)

Balance as of February 28, 2014	$—

Schedule of long-term investments fair value option method

	As of February 28, 2014	As of February 28, 2015
Fair value option investments
Long-term investment in a third-party online platform(1)	3,080,000	3,193,000
Long-term investment in a third-party technology company(2)	—	6,089,000

	$3,080,000	$9,282,000

(1)

In February 2013, the Group acquired 16.85% equity interest in a third-party online education platform, a private company incorporated in the Cayman Islands, by purchasing 2,200,000 Series A preferred shares for a total cash consideration of $3,080,000.

(2)

In August 2014, the Group acquired 4.76% equity interest in a third-party technology company, a private company incorporated in the Cayman Islands, by purchasing 89,286 Series B preferred shares for a total cash consideration of $5,000,000.

Schedule of changes in the carrying amounts of long-term investments measured using fair value option method on a recurring basis

Balance as of February 29, 2012	$—
Purchase	5,456,991
Foreign exchange difference	34,082

Balance as of February 28, 2013	$5,491,073
Changes in fair value	297,120
Disposal	(2,742,876)
Foreign exchange difference	34,683

Balance as of February 28, 2014	$3,080,000

Purchase	5,000,000
Changes in fair value	1,202,000

Balance as of February 28, 2015	$9,282,000

Schedule of long-term investments available-for-sales securities

	As of February 28, 2014	As of February 28, 2015
Available-for-sales securities investments
Long-term investment in BabyTree Inc.(3)	$23,475,000	$24,309,000
Long-term investment in Guokr Corporation Limited(4)	—	15,471,000
Long-term investment in an online education company(5)	—	4,284,233
Long-term investments in other third-party companies(6)	419,500	11,188,187

	$23,894,500	$55,252,420

(3)

In January 2014, the Group acquired certain equity interest in BabyTree Inc. by purchasing its Series E redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. was incorporated in Cayman Island and is an operator of a leading online resource and community platform for prospective and new parents. There was a $834,000 change in fair value of the investment in the fiscal year 2015.

(4)

In October 2014, the Group acquired certain equity interest in Guokr Corporation Limited by purchasing its Series C redeemable preferred shares with a total cash consideration of $15,000,000. Guokr Corporation Limited was incorporated in the Cayman Island and is an open, diverse interest community of science and technology that provides interesting science and technology content. There was a $471,000 change in fair value of the investment in fiscal year 2015.

(5)

In January 2015, the Group acquired certain equity interest in an online education company, who primarily engages in providing examination services. The equity interest was acquired through the Group's purchase of its Series B redeemable preferred shares. As the transaction date was close to the fiscal year end, the initial purchase price is considered the fair value of this investment as of February 28, 2015.

(6)

In the fiscal year ended February 28, 2015, the Group also acquired minority equity interest in several other third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds 2.8% to 20% equity interests of these companies through purchasing their redeemable preferred shares. The Group accounted for the investments as available-for-sale investments. There was a $43,600 change in fair value of these investments in fiscal year 2015.

Schedule of long-term investments accounted for available-for-sales securities on a recurring basis

US$
Balance as of February 28, 2013	$—
Purchase	23,894,500

Balance as of February 28, 2014	$23,894,500
Purchase	30,009,320
Changes in fair value	1,348,600

Balance as of February 28, 2015	$55,252,420

Schedule of information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

	Fair Value Measurement at Reporting Date Using
Description	February 28, 2014	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Long-term investments
Fair value option investments	$3,080,000	—	—	$3,080,000
Available-for-sale investments	$23,894,500	—	—	$23,894,500

Total	$26,974,500	—	—	$26,974,500

	Fair Value Measurement at Reporting Date Using
Description	February 28, 2015	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Long-term investments
Fair value option investments	$9,282,000	—	—	$9,282,000
Available-for-sale investments	$55,252,420	—	—	$55,252,420

Total	$64,534,420	—	—	$64,534,420